UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22801

                            Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway

                    San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

One Franklin Parkway

San Mateo, CA 94403-1096

(Name and address of agent for service)

Registrant’s telephone number, including area code:   650-312-2000

Date of fiscal year end:  03/31

Date of reporting period: 09/30/2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

SEMIANNUAL REPORT

FRANKLIN SHORT

DURATION U.S.

GOVERNMENT ETF

Formerly, Franklin Liberty Short Duration U.S. Government ETF

A Series of Franklin ETF Trust

September 30, 2022

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

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SEMIANNUAL REPORT

Franklin Short Duration U.S. Government ETF

Formerly, Franklin Liberty Short Duration U.S. Government ETF

This semiannual report for Franklin Short Duration U.S. Government ETF covers the period ended September 30, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital, by normally investing at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Performance Overview

For the six months under review, the Fund posted cumulative total returns of -1.96% based on market price and -2.02% based on net asset value. In comparison, the Bloomberg U.S. Government Index: 1-3 Year Component, which includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures with at least one year up to, but not including, three years to final maturity, posted a -2.05% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Portfolio Composition*

9/30/22

% of Total Net Assets
MBS ARMs	47.7%
MBS Fixed Rate	26.6%
U.S. Agencies	3.5%
U.S. Treasuries	34.1%
Short-Term Investments & Other Net Assets	-11.9%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -9.22% total return for the six months ended September 30, 2022.2 High inflation amid a strong labor market led to significantly tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets amid the ongoing war in Ukraine, adding to the uncertainty surrounding the course of the global economy. The yield curve continued to narrow, inverting in the second half of the period as investors became increasingly concerned about the economic outlook.

In an effort to control inflation, the U.S. Federal Reserve (Fed) continued to raise the federal funds target rate. The Fed raised the federal funds rate at each of its four meetings during the period to end at a range of 3.00%–3.25%. The Fed noted in its September 2022 meeting that inflation remained elevated amid robust job growth and low unemployment. In order to achieve its goal of 2% long-run inflation, the Fed stated it anticipates making additional increases to the federal funds target rate. Furthermore, the Fed indicated it would continue to reduce its U.S. Treasury (UST) and agency mortgage-backed security holdings.

UST bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -7.96% total return for the six-month period.2

1. Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

The 10-year UST yield (which moves inversely to price) grew amid high inflation and the Fed’s tightening monetary stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -9.14% total return for the period as mortgage rates rose to the highest level in over a decade.2

Corporate bond prices also declined, constrained by inflation, rising interest rates and concerns about the impact of elevated interest rates on corporate borrowing costs and the wider economy. Corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, rose, reflecting investors’ increased risk-aversion preferences. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -10.41% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -11.95% total return.2

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable-rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury futures contracts and options on interest rate/bond futures. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.

Manager’s Discussion

Over the six-month period ending September 30, 2022, a broader risk-off tone set in amid elevated recessionary concerns and persistent volatility, and the Fed turned hawkish as inflation proved to be both higher and more persistent than market expectations. With inflation proving to be a more pervasive problem compared with a stable U.S. employment picture, a 50 basis points (bps) increase was announced at May’s Federal Open Market Committee meeting, followed by two consecutive 75 bp increases. During the Fed’s annual symposium at Jackson Hole, Wyoming, Chair Jerome Powell indicated further forceful policy moves lie ahead, and that restoring price stability will take time and would be painful for household and businesses.

Against this backdrop, UST yields rose sharply across the curve and the yield curve flattened, with the 2-year to 10-year portion of the curve inverting. Total returns across fixed income sectors were decidedly negative, with agency MBS posting some of the worst monthly performance on record.

The Fund’s yield curve exposure, positioned with less duration than the benchmark overall, was a significant contributor to outperformance versus the benchmark, primarily from being short the 2-year part of the curve. The Fund’s exposure to MBS was the largest detractor from performance as the sector experienced return volatility and spread widening. MBS spreads widened as the market priced in Fed balance sheet normalization. Zero volatility option-adjusted spreads on the MBS Index widened 26 bps over the period, with most of the widening happening in the later part of September. Spreads started the reporting period at 60 and peaked at 100 on September 26, before tightening and ending the period at 85. Given our view on still supportive housing fundamentals, minimal prepayment risk and near full extension, the Fund’s portfolio management team upgraded their outlook on the sector from “neutral with reasons for concern” to “neutral” and have recommended adding to the asset class.

The Fund’s exposure to agency CMOs also detracted from performance as spreads in the sector widened in sympathy with MBS spreads. Security selection in agency commercial mortgage-backed securities were negative for performance.

The Fund invested in USTs, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest-rate risk government bond markets with a focus on high

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

current income. We used UST futures and options on UST futures for duration and convexity management.

Thank you for your participation in Franklin Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick Klein, Ph.D.

Paul Varunok

Neil Dhruv

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of September 30, 2022, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Performance Summary as of September 30, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 9/30/221

	Cumulative Total Return[2]		Average Annual Total Return[3]
	Based on NAV[3]	Based on market price[4]	Based on NAV[3]	Based on market price[4]
6-Month	-2.02%	-1.96%	-2.02%	-1.96%
1-Year	-4.33%	-4.32%	-4.33%	-4.32%
5-Year	+2.53%	+2.52%	+0.50%	+0.50%
Since Inception (11/4/13)	+5.98%	+5.68%	+0.65%	+0.62%

Distribution Rate[5]	30-Day Standardized Yield[6]
2.51%	2.68%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

PERFORMANCE SUMMARY

Distributions (4/1/22–9/30/22)

Net Investment Income
$0.59891

Total Annual Operating Expenses7

0.25%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The manager’s portfolio selection strategy is not solely based on ESG considerations, and therefore the issuers in which the Fund invests may not be considered ESG-focused companies. Integrating ESG considerations into the investment process is not a guarantee that better performance will be achieved. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a discussion of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1. The total annual operating expenses are sourced from the Fund’s prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.

2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3. Assumes reinvestment of distributions based on net asset value.

4. Assumes reinvestment of distributions based on market price.

5. Distribution rate is based on an annualization of the 18.7620 cent per share September dividend and the NAV of $89.72 per share on 9/30/22.

6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

	Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/22–9/30/22[1,2]	Ending Account Value 9/30/22	Expenses Paid During Period 4/1/21–9/30/22[1,2]	Net Annualized Expense Ratio[2]
$1,000	$979.80	$1.24	$1,023.82	$1.27	0.25%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN ETF TRUST

Financial Highlights

Franklin Short Duration U.S. Government ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31,					Year Ended May 31,
		2022	2021	2020	2019	2018[a]	2017

Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$92.17	$95.24	$94.84	$94.40	$95.18	$96.75	$97.83

Income from investment operations[b]:

Net investment income[c]	0.51	0.41	0.79	2.11	1.95	1.17	1.02

Net realized and unrealized gains (losses)	(2.36)	(2.72)	0.89	0.85	(0.03)	(0.89)	(0.08)

Total from investment operations	(1.85)	(2.31)	1.68	2.96	1.92	0.28	0.94

Less distributions from:

Net investment income	(0.60)	(0.76)	(1.28)	(2.52)	(2.70)	(1.85)	(2.02)

Net asset value, end of period	$89.72	$92.17	$95.24	$94.84	$94.40	$95.18	$96.75

Total return[d]	(2.02)%	(2.45)%	1.77%	3.18%	2.04%	0.30%	0.97%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	0.25%	0.30%	0.37%	0.43%	0.44%	0.50%	0.39%

Expenses net of waiver and payments by affiliates	0.25% [f]	0.25% [f]	0.24%	0.23%	0.25% [f]	0.27% [f]	0.30% [f]

Net investment income	1.11%	0.43%	0.82%	2.23%	2.06%	1.47%	1.05%

Supplemental data

Net assets, end of period (000’s)	$237,860	$359,566	$435,827	$187,395	$125,177	$164,279	$169,406

Portfolio turnover rate[g]	102.92%	156.78%	210.16%	169.35%	104.49%	103.43%	134.97%

Portfolio turnover rate excluding mortgage dollar rolls[g,h]	70.05%	84.03%	189.55%	105.08%	64.69%	68.15%	75.90%

aFor the period June 1, 2017 to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”).

hSee Note 1(d) regarding mortgage dollar rolls.

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FRANKLIN ETF TRUST

Schedule of Investments, September 30, 2022 (unaudited)

Franklin Short Duration U.S. Government ETF

		Principal Amount	Value
	U.S. Government and Agency Securities 37.6%
	Dragon 2012 LLC, secured bond, 1.972%, 3/12/24	$14,143	$13,871
	Export-Import Bank of the U.S.,
	senior secured note, 1.90%, 7/12/24	1,097,111	1,072,943
	secured note, 2.628%, 11/12/26	1,169,020	1,114,744
a	KE Export Leasing LLC, 2013-A, secured note, FRN, 3.273%, (3-Month USD LIBOR + 0.23%), 2/28/25	443,174	441,212
	MSN 41079 and 41084 Ltd., 1.631%, 12/14/24	1,021,279	987,064
	Petroleos Mexicanos, 2.378%, 4/15/25	420,000	407,829
	Reliance Industries Ltd.,
	2.512%, 1/15/26	656,250	630,217
	senior secured note, 2.06%, 1/15/26	875,000	833,715
	U.S. International Development Finance Corp.,
	2.12%, 3/20/24	733,333	716,768
	4.01%, 5/15/30	1,367,500	1,339,225
	U.S. Treasury Note,
	0.375%, 4/15/24	20,200,000	19,021,930
	1.25%, 8/31/24	12,000,000	11,344,219
	1.50%, 9/30/24	14,200,000	13,464,207
	1.75%, 6/30/24	5,300,000	5,075,371
	2.75%, 5/15/25	5,000,000	4,812,305
	3.00%, 6/30/24	23,000,000	22,501,816
	3.25%, 8/31/24	5,000,000	4,910,156
	Ulani MSN 37894, senior bond, 2.184%, 12/20/24	782,609	761,396

	Total U.S. Government and Agency Securities (Cost $92,998,996)		89,448,988

	Mortgage-Backed Securities 74.3%
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 37.8%
	FHLMC, 1.772%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	105,672	105,155
	FHLMC, 1.937%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	7,180	7,243
	FHLMC, 1.958%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	18,969	19,157
	FHLMC, 1.963%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36	48,070	48,180
	FHLMC, 2.054%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	1,736	1,733
	FHLMC, 2.121%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	5,136	5,180
	FHLMC, 2.21%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	36,939	36,922
	FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	61,789	63,204
	FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	85,014	86,837
	FHLMC, 2.364%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36	30,370	30,701
	FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36	8,208	8,388
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	12,286	12,612
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	13,123	12,980
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	23,681	24,201
	FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	26,266	26,844
	FHLMC, 2.42%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	402,280	408,602
	FHLMC, 2.421%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	117,379	118,923
	FHLMC, 2.447%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38	53,171	52,073
	FHLMC, 2.448%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	11,788	12,140
	FHLMC, 2.481%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36	24,122	24,539
	FHLMC, 2.484%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	17,544	17,826
	FHLMC, 2.484%, (SOFR +/- MBS Margin), 12/25/30	1,561,954	1,526,134
	FHLMC, 2.494%, (SOFR +/- MBS Margin), 12/25/28	2,999,535	2,949,292
	FHLMC, 2.514%, (SOFR +/- MBS Margin), 4/25/31	1,516,606	1,483,875
	FHLMC, 2.52%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	27,977	28,318
	FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33	27,291	27,331
	FHLMC, 2.555%, (SOFR +/- MBS Margin), 1/25/29	3,375,012	3,323,659
	FHLMC, 2.574%, (SOFR +/- MBS Margin), 1/25/29	3,000,000	2,959,748
	FHLMC, 2.635%, (SOFR +/- MBS Margin), 1/25/32	3,000,000	2,947,255
	FHLMC, 2.675%, (SOFR +/- MBS Margin), 5/25/29	3,000,000	2,970,033
	FHLMC, 2.695%, (SOFR +/- MBS Margin), 2/25/32	1,821,000	1,787,780

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 2.71%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29	$20,199	$19,926
	FHLMC, 2.723%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	648,948	635,511
	FHLMC, 2.726%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	89,438	88,755
	FHLMC, 2.733%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42	301,996	305,903
	FHLMC, 2.743%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25	183,290	181,975
	FHLMC, 2.755%, (SOFR +/- MBS Margin), 4/25/32	3,000,000	2,979,722
	FHLMC, 2.763%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25	428,118	426,122
	FHLMC, 2.773%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28	177,884	174,714
	FHLMC, 2.783%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25	159,797	158,998
	FHLMC, 2.785%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,982,057
	FHLMC, 2.789%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37	55,151	53,916
	FHLMC, 2.791%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35	71,085	73,053
	FHLMC, 2.793%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28	483,521	479,722
	FHLMC, 2.802%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	82,468	83,438
	FHLMC, 2.803%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24	198,675	197,270
	FHLMC, 2.813%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30	1,859,264	1,838,358
	FHLMC, 2.83%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26	153	155
	FHLMC, 2.837%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	4,623	4,700
	FHLMC, 2.843%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27	1,302,433	1,280,635
	FHLMC, 2.843%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28	367,670	364,870
	FHLMC, 2.845%, (SOFR +/- MBS Margin), 6/25/32	3,000,000	2,996,704
	FHLMC, 2.852%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36	8,431	8,606
	FHLMC, 2.853%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24	86,778	86,607
	FHLMC, 2.853%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30	2,173,143	2,139,253
	FHLMC, 2.853%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	711,247	702,823
	FHLMC, 2.853%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30	1,105,732	1,088,580
	FHLMC, 2.86%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34	3,882	3,853
	FHLMC, 2.871%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38	504,144	513,575
	FHLMC, 2.873%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	1,759,073	1,733,384
	FHLMC, 2.883%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24	279,939	279,254
	FHLMC, 2.883%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30	902,095	892,509
	FHLMC, 2.893%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	514,181	512,886
	FHLMC, 2.893%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27	136,970	136,147
	FHLMC, 2.903%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	138,097	137,845
	FHLMC, 2.903%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30	3,136,226	3,109,631
	FHLMC, 2.913%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24	1,118,085	1,115,944
	FHLMC, 2.913%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27	849,477	843,793
	FHLMC, 2.913%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,156,640	1,147,032
	FHLMC, 2.919%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	160,182	162,854
	FHLMC, 2.923%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24	515,116	514,310
	FHLMC, 2.923%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27	60,701	60,071
	FHLMC, 2.923%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	1,211,501	1,197,597
	FHLMC, 2.936%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42	374,376	380,274
	FHLMC, 2.953%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25	394,427	392,734
	FHLMC, 2.993%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26	687,914	683,366
	FHLMC, 2.993%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29	1,282,033	1,272,904
	FHLMC, 2.993%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30	2,651,849	2,630,198
	FHLMC, 2.994%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	781,307	800,773
	FHLMC, 3.023%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30	1,685,969	1,684,307
	FHLMC, 3.033%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26	968,727	965,491
	FHLMC, 3.043%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34	16,397	16,607
	FHLMC, 3.043%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26	1,676,333	1,671,151
	FHLMC, 3.043%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26	1,378,342	1,376,834
	FHLMC, 3.053%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26	610,454	607,143
	FHLMC, 3.053%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26	2,253,117	2,246,583
	FHLMC, 3.063%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25	2,085,830	2,086,732
	FHLMC, 3.063%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29	2,250,696	2,245,874
	FHLMC, 3.073%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29	978,676	971,693

10	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
	FHLMC, 3.073%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29	$1,362,263	$1,352,458
	FHLMC, 3.073%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29	757,725	752,190
	FHLMC, 3.079%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37	29,892	30,277
	FHLMC, 3.083%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29	2,325,760	2,318,769
	FHLMC, 3.093%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28	1,947,141	1,932,156
	FHLMC, 3.093%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29	868,813	866,247
	FHLMC, 3.096%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29	110,170	108,045
	FHLMC, 3.11%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,792	4,844
	FHLMC, 3.111%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	415	409
	FHLMC, 3.112%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,552	2,604
	FHLMC, 3.113%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28	1,396,175	1,380,398
	FHLMC, 3.118%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48	792,759	781,669
	FHLMC, 3.132%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30	980	965
	FHLMC, 3.191%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35	8,439	8,649
	FHLMC, 3.195%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43	1,105,036	1,123,990
	FHLMC, 3.196%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36	8,613	8,494
	FHLMC, 3.201%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35	6,472	6,629
	FHLMC, 3.213%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37	22,781	22,627
	FHLMC, 3.218%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39	367,976	367,941
	FHLMC, 3.22%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34	95,655	96,513
	FHLMC, 3.246%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	4,047	4,076
	FHLMC, 3.248%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	6,336	6,436
	FHLMC, 3.253%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29	2,892	2,845
	FHLMC, 3.253%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27	940,784	937,834
	FHLMC, 3.268%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40	1,303,265	1,292,888
	FHLMC, 3.274%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35	152,204	156,825
	FHLMC, 3.282%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	175,706	178,972
	FHLMC, 3.29%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	11,554	11,483
	FHLMC, 3.305%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36	1,047,729	1,075,463
	FHLMC, 3.307%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	2,341	2,326
	FHLMC, 3.321%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	28,468	28,196
	FHLMC, 3.331%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	234,307	239,374
	FHLMC, 3.346%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37	19,831	19,454
	FHLMC, 3.349%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29	3,670	3,611
	FHLMC, 3.353%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30	1,651,546	1,654,687
	FHLMC, 3.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	954	943
	FHLMC, 3.384%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27	102	101
	FHLMC, 3.42%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	1,212	1,218
	FHLMC, 3.422%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36	11,454	11,362
	FHLMC, 3.487%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37	600	593
	FHLMC, 3.589%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42	61,804	62,875
	FHLMC, 3.593%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36	8,772	8,962
	FHLMC, 3.663%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	713	728
	FHLMC, 3.678%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	26,643	27,062
	FHLMC, 3.903%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29	543	539
	FHLMC, 3.959%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36	30,569	31,382
	FHLMC, 3.967%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36	23,688	24,407
	FHLMC, 3.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33	18,978	18,698
	FHLMC, 4.112%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30	14	14
	FHLMC, 4.184%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	93,335	96,023
	FHLMC, 4.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34	5,380	5,315
	FHLMC, 5.462%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24	367	365

			89,943,518

	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 9.3%
	FHLMC, 0.75%, 5/25/44	1,891,160	1,494,034
	FHLMC, 0.799%, 5/25/30	2,443,522	2,071,248
	FHLMC, 0.826%, 2/25/31	882,420	737,979

franklintempleton.com	Semiannual Report	11

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
	FHLMC, 1.054%, 8/25/26	$1,927,348	$1,787,530
	FHLMC, 2.00%, 2/25/50	1,012,784	846,275
	FHLMC, 2.745%, 1/25/26	1,500,000	1,416,729
	FHLMC, 2.995%, 12/25/25	1,500,000	1,429,852
	FHLMC, 3.062%, 12/25/24	1,500,000	1,451,260
	FHLMC, 3.458%, 8/25/23	1,983,462	1,966,561
	FHLMC, 3.49%, 1/25/24	2,000,000	1,976,505
	FHLMC, 3.50%, 6/01/26	167,457	159,343
	FHLMC, 4.00%, 3/01/49	922,846	874,931
	FHLMC, 4.50%, 9/01/52	6,319,289	6,043,002

			22,255,249

b	Federal National Mortgage Association (FNMA) Adjustable Rate 8.0%
	FNMA, 1.425%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33	597	588
	FNMA, 1.695%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	40,283	40,528
	FNMA, 1.749%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33	903	888
	FNMA, 1.845%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	289	285
	FNMA, 1.867%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	5,256	5,309
	FNMA, 1.88%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	32,516	32,158
	FNMA, 1.892%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	21,457	21,591
	FNMA, 1.895%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	5,465	5,413
	FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34	4,116	4,183
	FNMA, 1.931%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	11,639	11,793
	FNMA, 1.933%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	14,154	14,273
	FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39	16,874	17,089
	FNMA, 1.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,549	4,476
	FNMA, 1.964%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35	9,746	9,846
	FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33	15,274	15,145
	FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33	18,580	18,285
	FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32	1,362	1,348
	FNMA, 2.028%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37	20,674	20,488
	FNMA, 2.04%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35	31,918	32,155
	FNMA, 2.048%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28	1,106	1,102
	FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	3,623	3,658
	FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34	8,967	8,869
	FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33	61,921	61,268
	FNMA, 2.182%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34	86,820	86,207
	FNMA, 2.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33	5,234	5,179
	FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35	19,403	19,793
	FNMA, 2.211%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	34,515	34,924
	FNMA, 2.254%, (1 Year CMT +/- MBS Margin), 1/01/31	15,656	15,570
	FNMA, 2.259%, (1 Year CMT +/- MBS Margin), 6/01/40	29,589	30,026
	FNMA, 2.259%, (1 Year CMT +/- MBS Margin), 11/01/40	8,338	8,418
	FNMA, 2.267%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41	135,886	138,458
	FNMA, 2.268%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	4,572	4,496
	FNMA, 2.27%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32	1,293	1,270
	FNMA, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33	7,983	7,845
	FNMA, 2.29%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	1,417	1,402
	FNMA, 2.314%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25	2,022	1,996
	FNMA, 2.32%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34	36,857	37,700
	FNMA, 2.32%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	5,093	5,121
	FNMA, 2.325%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35	3,812	3,861
	FNMA, 2.345%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	4,845	4,886
	FNMA, 2.357%, (11th District COF +/- MBS Margin), 8/01/29	5,300	5,229
	FNMA, 2.392%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	74,186	75,377
	FNMA, 2.415%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,560	2,625
	FNMA, 2.419%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35	22,202	22,516
	FNMA, 2.423%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25	549	543

12	Semiannual Report	franklintempleton.com

FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 2.425%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	$10,269	$10,393
	FNMA, 2.465%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33	1,589	1,638
	FNMA, 2.466%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	93,662	95,160
	FNMA, 2.474%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	2,453	2,461
	FNMA, 2.489%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	24,267	24,375
	FNMA, 2.496%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	506	497
	FNMA, 2.502%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34	75,919	76,236
	FNMA, 2.514%, (1 Year CMT +/- MBS Margin), 11/01/35	15,128	15,245
	FNMA, 2.52%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34	15,643	15,459
	FNMA, 2.526%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35	3,177	3,134
	FNMA, 2.576%, (1 Year CMT +/- MBS Margin), 11/01/35	10,955	11,316
	FNMA, 2.599%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	18,219	18,443
	FNMA, 2.608%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35	8,535	8,789
	FNMA, 2.608%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36	4,501	4,541
	FNMA, 2.62%, (1 Year CMT +/- MBS Margin), 11/01/35	10,184	10,334
	FNMA, 2.621%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29	355	352
	FNMA, 2.625%, (1 Year CMT +/- MBS Margin), 10/01/35	70,452	73,124
	FNMA, 2.628%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	43,214	44,413
	FNMA, 2.642%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35	289,756	292,386
	FNMA, 2.645%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33	2,801	2,765
	FNMA, 2.647%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38	61,992	63,017
	FNMA, 2.658%, (1 Year CMT +/- MBS Margin), 11/01/35	11,161	11,587
	FNMA, 2.698%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33	2,752	2,758
	FNMA, 2.706%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33	640	635
	FNMA, 2.711%, (1 Year CMT +/- MBS Margin), 11/01/35	95,525	94,885
	FNMA, 2.726%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34	71,865	72,638
	FNMA, 2.752%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44	1,395,430	1,422,762
	FNMA, 2.766%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28	308	306
	FNMA, 2.767%, (1 Year CMT +/- MBS Margin), 11/01/35	38,730	40,354
	FNMA, 2.775%, (1 Year CMT +/- MBS Margin), 11/01/35	17,516	18,258
	FNMA, 2.782%, (1 Year CMT +/- MBS Margin), 11/01/35	33,269	34,696
	FNMA, 2.791%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36	26,465	26,241
	FNMA, 2.796%, (1 Year CMT +/- MBS Margin), 11/01/35	18,112	18,889
	FNMA, 2.819%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44	1,301,420	1,325,693
	FNMA, 2.82%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27	1,475	1,471
	FNMA, 2.827%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38	124,986	123,212
	FNMA, 2.828%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36	1,949	1,992
	FNMA, 2.829%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42	1,207,488	1,236,097
	FNMA, 2.833%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24	136	135
	FNMA, 2.839%, (1 Year CMT +/- MBS Margin), 11/01/35	74,001	74,040
	FNMA, 2.839%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39	33,694	34,524
	FNMA, 2.854%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	10,511	10,361
	FNMA, 2.858%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37	23,500	23,121
	FNMA, 2.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34	7,160	7,058
	FNMA, 2.874%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34	10,955	11,318
	FNMA, 2.876%, (1 Year CMT +/- MBS Margin), 10/01/35	194,632	203,133
	FNMA, 2.884%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	19,480	19,839
	FNMA, 2.907%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35	1,924	1,964
	FNMA, 2.909%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33	1,837	1,833
	FNMA, 2.912%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	33,506	34,377
	FNMA, 2.926%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40	186,282	188,927
	FNMA, 2.947%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42	643,399	657,145
	FNMA, 2.95%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	306,115	312,587
	FNMA, 2.956%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35	1,118	1,142
	FNMA, 2.966%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40	295,265	302,425
	FNMA, 2.985%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37	20,610	21,133
	FNMA, 3.02%, (1 Year CMT +/- MBS Margin), 10/01/36	30,672	32,087
	FNMA, 3.02%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42	197,285	201,015

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 3.04%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35	$8,400	$8,592
	FNMA, 3.05%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33	6,965	6,951
	FNMA, 3.061%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36	84,297	86,508
	FNMA, 3.061%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38	799,760	816,588
	FNMA, 3.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35	9,469	9,316
	FNMA, 3.067%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	60,190	59,832
	FNMA, 3.073%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	40,228	40,962
	FNMA, 3.076%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40	31,171	31,731
	FNMA, 3.079%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36	192,862	197,077
	FNMA, 3.082%, (1 Year CMT +/- MBS Margin), 9/01/36	22,769	23,896
	FNMA, 3.09%, (1 Year CMT +/- MBS Margin), 5/01/36	34,063	35,752
	FNMA, 3.09%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	9,040	8,936
	FNMA, 3.099%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36	11,142	11,379
	FNMA, 3.138%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32	9,292	9,303
	FNMA, 3.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35	58,849	60,087
	FNMA, 3.144%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34	4,882	4,980
	FNMA, 3.154%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	37,048	36,695
	FNMA, 3.162%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	608,691	624,054
	FNMA, 3.186%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32	335	332
	FNMA, 3.188%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34	3,003	2,982
	FNMA, 3.246%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37	54,832	54,091
	FNMA, 3.248%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35	89,660	90,725
	FNMA, 3.274%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36	13,639	14,081
	FNMA, 3.307%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40	184,429	189,282
	FNMA, 3.327%, (11th District COF +/- MBS Margin), 10/01/27	130	130
	FNMA, 3.327%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35	139,070	141,567
	FNMA, 3.331%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36	15,663	15,908
	FNMA, 3.332%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38	263,061	268,847
	FNMA, 3.344%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28	829	822
	FNMA, 3.348%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30	2,007	1,981
	FNMA, 3.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35	18,777	19,067
	FNMA, 3.365%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25	867	860
	FNMA, 3.402%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35	67,318	68,684
	FNMA, 3.41%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36	86,003	87,745
	FNMA, 3.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33	22,433	22,946
	FNMA, 3.434%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58	1,445,888	1,421,988
	FNMA, 3.439%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36	17,840	18,272
	FNMA, 3.472%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35	4,391	4,480
	FNMA, 3.479%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39	3,124	3,105
	FNMA, 3.484%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40	442,723	437,709
	FNMA, 3.484%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46	963,366	954,432
	FNMA, 3.484%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46	840,013	832,854
	FNMA, 3.495%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	36,441	36,973
	FNMA, 3.504%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38	3,597	3,558
	FNMA, 3.531%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36	16,848	16,597
	FNMA, 3.534%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41	1,779,385	1,769,636
	FNMA, 3.534%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49	1,758,750	1,735,017
	FNMA, 3.593%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33	82,664	84,284
	FNMA, 3.662%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37	106,360	108,850
	FNMA, 3.67%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35	56,033	57,130
	FNMA, 3.701%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34	27,317	26,979
	FNMA, 3.718%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35	4,925	5,024
	FNMA, 3.809%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28	671	667
	FNMA, 3.873%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34	199	198
	FNMA, 3.879%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35	8,844	8,984
	FNMA, 3.887%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34	12,267	12,187
	FNMA, 3.90%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40	42,176	43,363

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

		Principal Amount	Value
	Mortgage-Backed Securities (continued)
b	Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
	FNMA, 4.06%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35	$18,988	$18,824
	FNMA, 4.094%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37	284	284
	FNMA, 4.10%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32	5,231	5,184
	FNMA, 4.106%, (11th District COF +/- MBS Margin), 8/01/28	13,546	13,809
	FNMA, 4.131%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36	43,426	43,338
	FNMA, 4.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35	3,039	3,002
	FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33	21,085	21,027

			18,929,340

	Federal National Mortgage Association (FNMA) Fixed Rate 15.4%
	FNMA, 0.785%, 7/25/30	3,211,375	2,848,135
	FNMA, 1.75%, 1/25/43	1,088,592	927,104
	FNMA, 3.00%, 10/25/45	1,203,450	1,133,502
	FNMA, 3.50%, 9/01/25	21,476	20,402
	FNMA, 3.50%, 10/01/25	200,566	190,534
	FNMA, 3.50%, 3/01/26	174,408	165,542
	FNMA, 3.50%, 8/01/26	34,089	32,362
	FNMA, 3.50%, 8/01/26	17,278	16,436
	FNMA, 3.50%, 10/01/26	1,747	1,662
	FNMA, 3.50%, 10/01/26	1,095	1,042
	FNMA, 3.50%, 10/01/26	5,474	5,209
	FNMA, 3.50%, 1/01/27	4,172	3,979
	FNMA, 3.50%, 1/01/27	8,984	8,549
	FNMA, 3.50%, 1/01/27	226,123	214,595
	FNMA, 3.50%, 4/01/27	63,285	60,357
	FNMA, 3.50%, 7/01/27	248,581	236,701
	FNMA, 3.50%, 5/01/31	67,571	64,332
c	FNMA, 5.00%, 10/15/52	31,513,000	30,705,639

			36,636,082

b	Government National Mortgage Association (GNMA) Adjustable Rate 1.9%
	GNMA, 3.314%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37	1,449,484	1,444,227
	GNMA, 3.344%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41	1,943,020	1,924,989
	GNMA, 3.539%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40	1,082,768	1,085,175

			4,454,391

	Government National Mortgage Association (GNMA) Fixed Rate 1.9%
	GNMA, 2.50%, 9/20/27	515,013	507,890
c	GNMA, 5.00%, 10/15/52	4,036,000	3,951,201

			4,459,091

	Total Mortgage-Backed Securities (Cost $182,368,889)		176,677,671

	Total Investments before Short Term Investments (Cost $275,367,885)		266,126,659

		Shares
	Short Term Investments (Cost $5,218,237) 2.2%
	Money Market Funds 2.2%
d,e	Institutional Fiduciary Trust Money Market Portfolio, 2.45%	5,218,237	5,218,237

	Total Investments (Cost $280,586,122) 114.1%		271,344,896
	Other Assets, less Liabilities (14.1)%		(33,485,008)

	Net Assets 100.0%		$237,859,888

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FRANKLIN ETF TRUST

SCHEDULE OF INVESTMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At September 30, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

Description	Type	Number of Contracts	Notional Value*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note	Long	113	$23,209,141	12/30/22	$(346,448)
U.S. Treasury 5 Yr. Note	Short	20	2,150,156	12/30/22	65,162
U.S. Treasury 10 Yr. Note	Short	106	11,878,625	12/20/22	602,730
U.S. Treasury 10 Yr. Ultra	Short	27	3,199,078	12/20/22	169,229
U.S. Treasury Long Bond	Short	38	4,803,438	12/20/22	328,438

Total Futures Contracts					$819,111

*As of period end.

See Note 9 regarding other derivative information.

See abbreviations on page 26.

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FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

September 30, 2022 (unaudited)

Franklin Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$275,367,885
Cost – Non-controlled affiliates (Note 3c)	5,218,237

Value – Unaffiliated issuers	$266,126,659
Value – Non-controlled affiliates (Note 3c)	5,218,237
Receivables:
Investment securities sold	126,218
Interest	610,841
Deposits with broker for:
Futures contracts	1,589,871
Variation margin on futures contracts	68,383

Total assets	273,740,209

Liabilities:
Payables:
Investment securities purchased	35,819,970
Management fees	60,351

Total liabilities	35,880,321

Net assets, at value	$237,859,888

Net assets consist of:
Paid-in capital	$267,754,749
Total distributable earnings (loss)	(29,894,861)

Net assets, at value	$237,859,888

Shares outstanding	2,651,000

Net asset value per share	$89.72

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended September 30, 2022 (unaudited)

Franklin Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c)	$19,384
Interest:
Unaffiliated issuers:
Paydown gain (loss)	(280,206)
Paid in cash[a]	2,393,029

Total investment income	2,132,207

Expenses:
Management fees (Note 3a)	393,717

Total expenses	393,717

Expense reductions (Note 4)	(7,104)

Net expenses	386,613

Net investment income	1,745,594

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(8,724,493)
Futures contracts	1,991,885

Net realized gain (loss)	(6,732,608)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(974,819)
Futures contracts	(18,555)

Net change in unrealized appreciation (depreciation)	(993,374)

Net realized and unrealized gain (loss)	(7,725,982)

Net increase (decrease) in net assets resulting from operations	$(5,980,388)

a Includes amortization of premium and accretion.

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN ETF TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Short Duration U.S. Government ETF

	Six Months Ended September 30, 2022 (unaudited)	Year Ended March 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income	$1,745,594	$1,891,741
Net realized gain (loss)	(6,732,608)	(3,795,247)
Net change in unrealized appreciation (depreciation)	(993,374)	(8,210,787)

Net increase (decrease) in net assets resulting from operations	(5,980,388)	(10,114,293)

Distributions to shareholders (Note 1f)	(2,047,519)	(3,570,598)

Capital share transactions (Note 2)	(113,678,372)	(62,575,596)

Net increase (decrease) in net assets	(121,706,279)	(76,260,487)
Net assets:
Beginning of period	359,566,167	435,826,654

End of period	$237,859,888	$359,566,167

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

FRANKLIN ETF TRUST

FRANKLIN SHORT DURATION U.S. GOVERNMENT ETF

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Short Duration U.S. Government ETF (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Effective August, 1, 2022, the Fund changed its name from Franklin Liberty Short Duration U.S. Government ETF to Franklin Short Duration U.S. Government ETF.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as variation margin payable or receivable in the Statement of Assets and Liabilities.

See Note 9 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of September 30, 2022, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation principal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

franklintempleton.com	Semiannual Report	21

FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

1. Organization and Significant Accounting Policies (continued)

g. Accounting Estimates (continued)

amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary market which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the period ended September 30, 2022 and the year ended March 31, 2022, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Creation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At September 30, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended September 30, 2022		Year Ended March 31, 2022

	Shares	Amount	Shares	Amount
Shares sold	225,000	$20,497,081	850,000	$80,571,449
Shares redeemed	(1,475,000)	(134,175,453)	(1,525,000)	(143,147,045)

Net increase (decrease)	(1,250,000)	$(113,678,372)	(675,000)	$(62,575,596)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

a. Management Fees

The Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Fund pays 0.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended September 30, 2022, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.45%	$8,708,845	$157,129,964	$(160,620,572)	$—	$—	$5,218,237	5,218,237	$19,384

d. Waiver and Expense Reimbursements

Prior to October 1, 2021, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of the Fund did not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At September 30, 2022, Franklin Resources Inc. owned 0.1% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended September 30, 2022, the custodian fees were reduced as noted in the Statement of Operations.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2022, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term	$7,784,277
Long term	5,549,816

Total capital loss carryforwards	$13,334,093

At September 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$281,914,020

Unrealized appreciation	$—
Unrealized depreciation	(9,749,615)

Net unrealized appreciation (depreciation)	$(9,749,615)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended September 30, 2022, aggregated $348,379,076 and $463,078,465, respectively.

7. Geopolitical Risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

8. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

9. Other Derivative Information

At September 30, 2022, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Variation margin	$1,165,559	[a]	Variation margin	$346,448	[a]

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

For the period ended September 30, 2022, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period	Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Interest rate contracts	Futures contracts	$1,991,885	Futures contracts	$(18,555)

For the period ended September 30, 2022, the average month end notional amount of futures contracts represented $46,595,535.

See Note 1(c) regarding derivative financial instruments.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of September 30, 2022, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$89,448,988	$—	$89,448,988
Mortgage-Backed Securities	—	176,677,671	—	176,677,671
Short Term Investments	5,218,237	—	—	5,218,237

Total Investments in Securities	$5,218,237	$266,126,659	$—	$271,344,896

Other Financial Instruments:
Futures Contracts	$1,165,559	$—	$—	$1,165,559

Liabilities:
Other Financial Instruments:
Futures Contracts	$346,448	$—	$—	$346,448

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FRANKLIN ETF TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Short Duration U.S. Government ETF (continued)

11. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CMT	Constant Maturity Treasury Index
COF	Cost of Funds
FRN	Floating Rate Note
LIBOR	London InterBank Offered Rate
MBS	Mortgage-Backed Security
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

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FRANKLIN ETF TRUST

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN ETF TRUST

Franklin Short Duration U.S. Government ETF

(formerly Franklin Liberty Short Duration U.S. Government ETF)

(Fund)

At a meeting held on May 25, 2022 (Meeting), the Board of Trustees (Board) of the Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and subsequently, requested additional information from management that the Independent Trustees reviewed and considered at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board acknowledged the ongoing integration of the Legg Mason family of funds into the Franklin Templeton (FT) family of funds and developing strategies to address areas of heightened concern in the registered fund industry, including various regulatory initiatives and recent geopolitical concerns.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the registered fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to being a global leader in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and governance and climate control initiatives.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund for various time periods ended February 28, 2022. The Board considered the performance returns for the Fund in comparison to the performance returns of registered

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FRANKLIN ETF TRUST

SHAREHOLDER INFORMATION

funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the registered funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. The Board noted its ongoing discussions with management about the performance of the Fund to date, particularly as compared to peers, the importance of performance to asset growth and growth of market share, and the performance of the Fund in periods of volatility. In addition, the Board acknowledged information provided regarding management’s strategy behind the overall product line up, the sources of asset growth, the nature of management’s research, potential use of innovative data and technology, and investments in marketing and distribution. Finally, the Board noted management’s high level of client engagement and the strength of its compliance program. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional short US government funds and exchange-traded funds. The Fund commenced operations on November 4, 2013, and thus has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, for the three-year period was below the median of its Performance Universe and for the five-year period was equal to the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio, noting that the Fund pays a Unified Fee (as noted below). The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median expense ratio and median Management Rate, respectively, of other exchange-traded funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the exchange-traded funds included in an Expense Group.

The Expense Group for the Fund was comprised of actively managed exchange-traded funds, which included the Fund, nine ultra-short obligation funds, four short investment-grade debt funds, and one short-intermediate investment-grade debt fund. The Board noted that the Management Rate and the actual total expense ratio for the Fund were below the medians of its Expense Group. The Board further noted that the Fund has implemented a unified management fee (Unified Fee) and that pursuant to the Unified Fee arrangement the Manager reimburses the Fund for all of its acquired fund fees and expenses (if any) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s Unified Fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses, (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2021, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, has been engaged to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

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FRANKLIN ETF TRUST

SHAREHOLDER INFORMATION

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures but, over the long run, is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered that the Fund would likely experience benefits from the Unified Fee at the Fund’s projected asset levels because of the Manager’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the Fund will generate significant, if any, profit for the Manager and/or its affiliates for some time. The Board also considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that, as of December 31, 2021, the Fund’s net assets were approximately $399 million. The Board recognized that there would not likely be any economies of scale until the Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Liquidity Risk Management Program

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

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FRANKLIN ETF TRUST

SHAREHOLDER INFORMATION

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report Franklin Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC (800) DIAL BEN®/342-5236 franklintempleton.com	Transfer Agent BNY Mellon (855) 231-1706 111 Sanders Creek Parkway East Syracuse, NY 13057
© 2022 Franklin Templeton Investments. All rights reserved.		FTSD S 11/22

(b)	Not applicable.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Rohit Baghat. He is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)

Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON TRUST

By /S/ MATTHEW T. HINKLE

Matthew T. Hinkle

Chief Executive Officer - Finance and Administration

Date: November 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ MATTHEW T. HINKLE

Matthew T. Hinkle

           Chief Executive Officer - Finance and Administration

Date: November 29, 2022

By /S/ VIVEK PAI

      Vivek Pai

      Chief Financial Officer and Chief Accounting Officer

Date: November 29, 2022